Cash and cash equivalents (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [Abstract]
Cash at bank and in hand	$ 39,026	$ 41,390
Cash equivalents	38,457	37,030
Cash and cash equivalents	77,483	$ 78,420	$ 105,082	$ 165,955
Proceeds from sale portion of other financial assets	5,000
Proceeds from redemption of marketable securities	$ 3,800